Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 147,043,800.00
Previously Paid Amount	0.00
Total Fee Amount	20,306.75
Total Offset Amount	0.00
Net Fee	$ 20,306.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false